INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax rate				(7.00%)	31.00%
Income tax statutory tax rate	25.00%	25.00%		25.00%	25.00%
Operating loss carryforwards valuation allowance				$ 86,067	$ 35,001
HHMT [Member]
Income tax preferential tax rate				10.00%	10.00%
Z D S E H H M T And S J M C [Member]
Income tax preferential tax rate	2.50%		10.00%
Z D S E H H M T S J M C And J E M T [Member]
Income tax statutory tax rate	2.50%
ZDSE [Member]
Income tax preferential tax rate	5.00%
HONG KONG
Income tax rate	16.50%	16.50%		16.50%	16.50%
CHINA
Income tax rate	25.00%			25.00%